Leasing Arrangements - Minimum Contractual Commitments under Long-Term Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013
Operating Leased Assets [Line Items]
2014, Operating Leases	$ 4,034
2015, Operating Leases	3,890
2016, Operating Leases	3,098
2017, Operating Leases	2,376
2018, Operating Leases	1,983
2014, Royalty Agreements	2,044
2015, Royalty Agreements	2,065
2016, Royalty Agreements	1,974
2017, Royalty Agreements	2,047
2018, Royalty Agreements	1,434
Continental Cement Company, L.L.C. [Member]
Operating Leased Assets [Line Items]
2014, Operating Leases	378
2015, Operating Leases	341
2016, Operating Leases	325
2017, Operating Leases	291
2018, Operating Leases	$ 291